SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Segments [Abstract]
Consolidated equity accounted income	$ 342	$ 250	$ 630	$ 585
Non-FFO items from equity accounted investments	283	241	616	363
FFO from equity accounted investments	$ 625	$ 491	$ 1,246	$ 948